Exhibit 99.1

GM Financial Automobile Leasing Trust 2022-1

2.65% Exchange Note

Class A-1 0.57055% Asset Backed Notes

Class A-2 1.50% Asset Backed Notes

Class A-3 1.90% Asset Backed Notes

Class A-4 1.96% Asset Backed Notes

Class B 2.23% Asset Backed Notes

Class C 2.64% Asset Backed Notes

Class D 0.00% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	02/01/24
End of Period:	02/29/24
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	29
Report Due Date:	03/18/24
Distribution Date:	03/20/24
Transaction Month:	25

				Original Agg.
2022-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,096	01/04/2022	02/23/2022	$1,646,121,605

Total	56,096			$1,646,121,605

RECONCILIATION OF 2022-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$570,932,697

{2}	Reduction in Agg. Securitization Value due to payments	{2}	7,089,920
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	753,813
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	55,492,774
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	63,336,507

{7}	End of period Aggregate Securitization Value		{7}	$507,596,190

{8}	Pool Factor		{8}	30.835887%

RECONCILIATION OF 2022-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,599,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$523,811,092

{11}	Exchange Note Principal Payment Amount	{11}	63,336,507

{12}	End of period Exchange Note Balance	{12}	$460,474,585

{13}	Note Pool Factor	{13}	28.797660%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$240,000,000	$496,000,000	$496,000,000	$103,000,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$132,121,144	$103,000,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	63,336,507	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$68,784,637	$103,000,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	13.867870%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$71,610,000	$66,660,000	$41,160,000	$1,514,430,000

{23}	Beginning of period Note Balance	{23}	$71,610,000	$66,660,000	$41,160,000	$414,551,144

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	63,336,507
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$71,610,000	$66,660,000	$41,160,000	$351,214,637

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	23.191210%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$570,932,697

{31}	Ending Designated Pool Balance	{31}	507,596,190
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	507,596,190

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$63,336,507

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$523,811,092	$0	2.65%	30	30/360	$1,156,750

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2022-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$9,774,610
{37}	Net Liquidation Proceeds collected during period	{37}	63,007,372
{38}	Investment Earnings	{38}	265,684
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(265,684)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	72,781,982

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	475,777
{43}	To the 2022-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,156,750
{44}	To the 2022-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	63,336,507
{45}	To the 2022-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2022-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	7,812,948

{47}	Total Distributions:		{47}	$72,781,982

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$570,932,697
{49}	Ending Agg. Securitization Value	{49}	507,596,190
{50}	Principal Distributable Amount {48} - {49}		{50}	63,336,507

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	63,336,507

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	63,336,507

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$63,336,507

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.57055%	29	Actual/360	$0
{56}	Class A-2	$0	0	1.50%	30	30/360	0
{57}	Class A-3	$132,121,144	0	1.90%	30	30/360	209,192
{58}	Class A-4	$103,000,000	0	1.96%	30	30/360	168,234
{59}	Class B	$71,610,000	0	2.23%	30	30/360	133,076
{60}	Class C	$66,660,000	0	2.64%	30	30/360	146,652
{61}	Class D	$41,160,000	0	0.00%	30	30/360	0

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{62}	2022-1 Exchange Note Collections	{62}	$72,306,205
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	265,684
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	17,055
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	72,588,944

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	72,588,944

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	209,192
{78}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	168,234
{79}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80}	Class B Noteholders’ Interest Distributable Amount	{80}	133,076
{81}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class C Noteholders’ Interest Distributable Amount	{82}	146,652
{83}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class D Noteholders’ Interest Distributable Amount	{84}	0
{85}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Noteholders’ Principal Distributable Amount	{86}	63,336,507
{87}	To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	0
{89}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{93}	8,594,658

{94}	Total Distributions:		{94}	$72,588,944

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{95}	Class A	$235,121,144	$507,596,190	$0	$72,210,893	$0
{96}	Class B	306,731,144	507,596,190	0	72,077,817	0
{97}	Class C	373,391,144	507,596,190	0	71,931,165	0
{98}	Class D	414,551,144	507,596,190	0	71,931,165	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{99}	Excess Total Available Funds			{99}	$8,594,658
{100}	Beginning Note Balance	{100}	414,551,144
{101}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{101}	63,336,507
{102}	Pro-Forma Note Balance		{102}	351,214,637

{103}	Ending Aggregate Securitization Value	{103}	507,596,190
{104}	9.5% of Aggregate Securitization Value as of Cutoff ($156,381,553)	{104}	156,381,553
{105}	Required Pro Forma Note Balance {103} - {104}		{105}	351,214,637

{106}	Excess of Pro Forma Balance minus Required Pro Forma Balance {102} - {105}			{106}	0

{107}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{107}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{108}	Ending Aggregate Securitization Value	{108}	$507,596,190
{109}	End of Period Note Balance	{109}	460,474,585
{110}	Overcollateralization	{110}	47,121,605
{111}	Overcollateralization %		{111}	9.28%

	Asset Backed Notes:
{112}	Ending Aggregate Securitization Value	{112}	507,596,190
{113}	End of Period Note Balance	{113}	351,214,637
{114}	Overcollateralization	{114}	156,381,553
{115}	Overcollateralization %		{115}	30.81%

RECONCILIATION OF 2022-1 CASH RESERVE ACCOUNT

{116}	Specified Reserve Balance		{116}	$4,115,304

{117}	Beginning of Period Reserve Account balance		{117}	$4,115,304
{118}	Investment Earnings	{118}	17,055
{119}	From the Indenture Collection Account, the Reserve Account Required Amount	{119}	0
{120}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{120}	0
{121}	Total Reserve balance available:		{121}	4,132,359

{122}	Specified Reserve Balance		{122}	4,115,304

{123}	Release Excess Cash to Indenture Collection Available Funds		{123}	17,055

{124}	End of period Reserve Account balance		{124}	$4,115,304

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{125}	Receivables with Scheduled Payment delinquent 61 days or more	{125}	$2,369,954	0.47%

{126}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)	{126}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	March 15, 2024

GM Financial

GMALT 2022-1

Supplemental Monthly Data

February 29, 2024

	Aggregate Securitization Value	Residual Value
Beginning of Period	$570,932,697	$519,089,980
Change	(63,336,507)	(54,641,624)
End of Period	$507,596,190	$464,448,356

Residual Value as % of Agg. Securitization Value		91.50%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	21,538	501,208,655	98.74%
31 - 60 days	156	4,017,581	0.79%
61 - 90 days	66	1,954,575	0.39%
91 - 120 days	15	415,379	0.08%
Total	21,775	507,596,190	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	889	21,104,730	19,237	491,189,103
Standard terminations	954	21,247,346	11,281	234,075,382
Total retained by lessee	1,843	42,352,076	30,518	725,264,485
Returned Vehicles
Early terminations	279	5,581,154	1,048	20,804,614
Standard terminations	379	7,559,543	1,663	33,487,978
Total returned to dealer	658	13,140,697	2,711	54,292,592
Charged off leases / Repossessed vehicles	29	753,813	1,050	26,531,017
Repurchases	0	0	42	719,454
Other	0	0	0	0
Total terminations	2,530	56,246,586	34,321	806,807,548

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	303	5,842,557	1.02%

Deferments	2	53,582	0.01%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	753,813	26,531,017
less: Sales proceeds	833,920	32,649,861
less: Excess wear and excess mileage received	0	2,229
less: Other amounts received	0	0
Net Credit (Gain) Loss	(80,107)	(6,121,073)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	13,038,180	53,599,864
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	15,178,302	65,116,262
less: Excess wear and excess mileage received	87,772	404,384
less: Other recovery amounts	0	0
Residual (Gain) Loss	(2,227,894)	(11,920,782)

	Current Period	Prev. Month
Prepay Speed	1.3427%	1.0653%

Return Rate based on Scheduled to Terminate(2)	22.4344%	17.9086%

Return Rate based on Terminated Leases(3)	26.0079%	18.6296%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.